Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
March 31, 2016

Dates Covered
Collections Period	02/25/16 - 03/31/16
Interest Accrual Period	03/23/16 - 04/14/16
30/360 Days	22
Actual/360 Days	23
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	878,597,653.57	35,343
Original Yield Supplement Overcollateralization Amount	39,908,021.31	0
Aggregate Starting Principal Balance	918,505,674.88	35,343
Principal Payments	27,270,273.02	478
Defaulted Receivables	79,762.52	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	38,244,992.49	0
Pool Balance at 03/31/16	852,910,646.85	34,862

Pool Statistics	$ Amount	# of Accounts
Pool Factor	97.02%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	4,387,629.26	197
Past Due 61-90 days	444,626.91	21
Past Due 91-120 days	0.00	0
Past Due 121 + days	0.00	0
Total	4,832,256.17	218

Total 31+ Delinquent as % Ending Pool Balance	0.57%
Total 61+ Delinquent as % Ending Pool Balance	0.05%
Delinquency Trigger Occurred	NO

Recoveries	46,807.82
Aggregate Net Losses/(Gains) - March 2016	32,954.70
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.04%
Prior Period Net Loss Ratio	N/A
Second Prior Period Net Loss Ratio	N/A
Third Prior Period Net Loss Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	38,380,979.11
Actual Overcollateralization	23,193,037.57
Weighted Average APR	4.30%
Weighted Average APR, Yield Adjusted	6.02%
Weighted Average Remaining Term	66.45

Flow of Funds	$ Amount

Collections	30,744,499.86
Investment Earnings on Cash Accounts	3,085.43
Servicing Fee	(918,505.67)
Transfer to Collection Account	0.00
Available Funds	29,829,079.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	716,688.90
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,919,353.15
(6) Required Reserve Amount	0.00
(7) Noteholders' Principal Distributable Amount	23,193,037.57
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	29,829,079.62

Servicing Fee	918,505.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Original Note Balance	858,830,000.00
Principal Paid	29,112,390.72
Note Balance @ 04/15/16	829,717,609.28

Class A-1
Original Note Balance	152,000,000.00
Principal Paid	29,112,390.72
Note Balance @ 04/15/16	122,887,609.28
Note Factor @ 04/15/16	80.8471114%

Class A-2
Original Note Balance	352,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	352,000,000.00
Note Factor @ 04/15/16	100.0000000%

Class A-3
Original Note Balance	262,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	262,000,000.00
Note Factor @ 04/15/16	100.0000000%

Class A-4
Original Note Balance	74,800,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	74,800,000.00
Note Factor @ 04/15/16	100.0000000%

Class B
Original Note Balance	18,030,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	18,030,000.00
Note Factor @ 04/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	716,688.90
Total Principal Paid	29,112,390.72
Total Paid	29,829,079.62

Class A-1
Coupon	0.62000%
Interest Paid	60,208.89
Principal Paid	29,112,390.72
Total Paid to A-1 Holders	29,172,599.61

Class A-2
Coupon	1.32000%
Interest Paid	283,946.67
Principal Paid	0.00
Total Paid to A-2 Holders	283,946.67

Class A-3
Coupon	1.77000%
Interest Paid	283,396.67
Principal Paid	0.00
Total Paid to A-3 Holders	283,396.67

Class A-4
Coupon	1.95000%
Interest Paid	89,136.67
Principal Paid	0.00
Total Paid to A-4 Holders	89,136.67

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8344945
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.8977338
Total Distribution Amount	34.7322283

A-1 Interest Distribution Amount	0.3961111
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	191.5288863
Total A-1 Distribution Amount	191.9249974

A-2 Interest Distribution Amount	0.8066667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.8066667

A-3 Interest Distribution Amount	1.0816667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0816667

A-4 Interest Distribution Amount	1.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1916667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	203.33
Noteholders' Principal Distributable Amount	796.67

Account Balances	$ Amount

Reserve Account
Balance as of 03/23/16	2,196,494.13
Investment Earnings	237.51
Investment Earnings Paid	(237.51)
Deposit/(Withdrawal)	-
Balance as of 04/15/16	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13